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Via Edgar

October 2, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Smith Barney Institutional Cash Management Fund Inc. (the "Fund") File Nos. 33-90952 and 811-9012

Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced fund do not differ from those contained in Post-Effective Amendment No. 10 to the Fund's Registration Statement filed on September 26, 2002, which became effective on Monday, September 30, 2002.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,


/s/ Harris Goldblat
Harris Goldblat